Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Carrying amount and fair value of debt
The fair values of the Company’s non-traded debt, also shown below, are estimated using discounted cash flow analyses, based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. The Company's publicly traded debt and non-traded debt are classified as level 1 and level 2, respectively, in the fair value hierarchy. See Note 7.

	December 31,
	2016		2015		2014
	Carrying	Fair	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount (1)	Value	Amount (1)	Value
Publicly traded debt	$1,907,704	$1,912,646	$1,905,650	$1,960,169	$1,114,205	$1,160,280
Non-traded debt	4,097	3,783	4,782	4,555	5,056	4,812

(1) Revised due to the adoption of ASU No. 2015-03. See Impact of recently issued accounting standards section.

Assets and liabilities reported at fair value on a recurring basis
The following tables summarize the Company’s assets and liabilities measured on a recurring and non-recurring basis in accordance with the Fair Value Measurements and Disclosures Topic of the ASC:

Assets and Liabilities Reported at Fair Value on a Recurring Basis

	Fair Value at December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deferred compensation plan asset (1)	$27,452	$3,802	$23,650
Interest rate lock asset (2)	137,233		137,233
Total assets	$164,685	$3,802	$160,883
Liabilities:
Deferred compensation plan liability (3)	$37,717	$37,717

(1)
The deferred compensation plan asset consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plan, which is structured as a rabbi trust. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor or broker models. The cost basis of the investment funds is $26,357.

(2)	The interest rate lock asset is measured at the present value of the expected future cash flows using market-based observable inputs. See note 7.

(3)	The deferred compensation plan liability represents the value of the Company’s liability under its deferred compensation plan based on quoted market prices in active markets for identical assets.

Useful lives of intangible assets
The cost of finite-lived trademarks, non-compete covenants and certain intangible property rights are amortized on a straight-line basis over the expected period of benefit as follows:

Useful Life
Finite-lived trademarks	5 years
Non-compete covenants	3 – 5 years
Certain intangible property rights	3 – 19 years

Classes of assets and ranges of annual depreciation rates	The major classes of assets and ranges of annual depreciation rates are:

Buildings	4.0% – 20.0%
Machinery and equipment	10.0% – 20.0%
Furniture and fixtures	10.0% – 20.0%
Automobiles and trucks	10.0% – 33.3%

Company's accrual for product warranty claims
Changes in the Company’s accrual for product warranty claims during 2016, 2015 and 2014, including customer satisfaction settlements during the year, were as follows:

	2016	2015	2014
Balance at January 1	$31,878	$27,723	$26,755
Charges to expense	38,954	43,484	37,879
Settlements	(36,413)	(39,329)	(36,911)
Balance at December 31	$34,419	$31,878	$27,723